Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Schedule of Income Tax Provisions

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 34% to loss before taxes), as follows:

	For the Years Ended
	December 31,
	2017	2016

Tax expense (benefit) at the statutory rate	$78,000	$4,000
State income taxes, net of federal income tax benefit	-	-
Utilization of net operating loss	(44,500)	(4,000)

Total	$33,500	$–